Statement of Changes in Net Assets Available for Benefits - EPB 005 [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 38,532,237
Interest and dividends	23,401,006
Total Investment income	61,933,243
Interest income on notes receivable from participants	694,776
Contributions:
Employer	25,529,388
Participant	27,413,375
Participant rollover	5,030,634
Total contributions	57,973,397
Total Additions	120,601,416
Deductions
Benefits paid to participants	54,620,854
Administrative expenses	893,098
Total Deductions	55,513,952
Net Increase in Assets Available for Benefits	65,087,464
Net Asset Available for Benefit, Beginning of Year	558,402,714
Net Asset Available for Benefit, End of Year	$ 623,490,178